                                                Annual Report, August 31, 2000
                                                       THE RUSHMORE FUND, INC.
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                                4922 Fairmont Avenue, Bethesda, Maryland 20814
                                               (800) 343-3355   (301) 657-1500

                                                               October 6, 2000


Dear Shareholder:

  During the past fiscal year, the yield of the new benchmark ten-year Treasury note during the past year traded from a range of 5.75% in September 1999 to a high near 6.75% during January and then fell back to under 6.00% during August of this year. As mentioned in the Fund's semiannual report, the big news in the Treasury market continues to be the large budget surpluses due to larger than forecasted tax receipts from U.S. taxpayers. The Treasury department has been able to reduce the total U.S. Government debt by paying down maturing obligations and purchasing its securities in the open market. We expect the yields on Treasury debt to trade in the 5% to 6% range in the near future and are still positive on the bond market.

  The U.S. Government Bond Portfolio invests primarily in ten- and thirty-year Treasury issues, and had an average maturity of 21.1 years as of August 31, 2000. Our objective is to provide high current income as well as maintain safety of principal. For the year ended August 31, 2000, the total return of the Portfolio was 10.8%.

  We look forward to serving you as we move in 2001, and as always thank you for your investment in the Fund.

Sincerely,


Daniel L. O'Connor
Chairman of the Board
                                                   Richard J. Garvey
                                                   President

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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STATEMENT OF NET ASSETS
August 31, 2000

                                                           Face       Value
                                                          Amount    (Note 1)
                                                        ---------- -----------
U.S. TREASURY OBLIGATIONS: 92.4%
 U.S. Treasury Notes, 5.625%, 5/15/08.................. $1,000,000 $   980,313
 U.S. Treasury Notes, 4.750%, 11/15/08.................  1,500,000   1,386,562
 U.S. Treasury Bonds, 7.625%, 2/15/25..................  3,300,000   4,023,938
 U.S. Treasury Bonds, 6.875%, 8/15/25..................  4,000,000   4,501,252
                                                                   -----------
 Total U.S. Treasury Obligations (Cost $10,514,943)....             10,892,065
                                                                   -----------
REPURCHASE AGREEMENT: 7.2%
 With Paine Webber dated 8/31/00 at 6.5% to be
  repurchased at $850,552 on 9/1/00, collateralized by
  $867,048 in U.S. Treasury Notes, due 12/31/00 (Cost
  $850,398)............................................                850,398
                                                                   -----------
Total Investments: 99.6% (Cost $11,365,341)............             11,742,463
Other Assets less Liabilities: 0.4%....................                 46,567
                                                                   -----------
Net Assets: 100.0%.....................................            $11,789,030
                                                                   ===========
Net Asset Value Per Share (Based on 1,100,878 Shares
 Outstanding)..........................................                 $10.71
                                                                        ======
Net Assets Consist of:
 Paid-in Capital.......................................            $11,664,797
 Accumulated Net Realized Loss on Investments..........               (252,889)
 Net Unrealized Appreciation of Investments............                377,122
                                                                   -----------
 Net Assets............................................            $11,789,030
                                                                   ===========

Income Tax Information:
At August 31, 2000, the cost of the investment securities for Federal income tax purposes was $11,365,341. Net unrealized appreciation was $377,122 of which $533,762 related to appreciated investment securities and $156,640 related to depreciated investment securities.

At August 31, 2000, the Fund had capital loss carry forwards of $85,135 and $167,754 which expire on August 31, 2005 and 2008, respectively.

Other Information:
For the year ended August 31, 2000, purchases of securities, excluding short-term securities, were $983,281 and sales (including maturities) of securities were $3,150,938.

                      See Notes to Financial Statements.

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                                       2
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                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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STATEMENT OF OPERATIONS
For the Year Ended August 31, 2000

Interest Income (Note 1).............................................. $  696,584
                                                                       ----------
Expenses
 Investment Advisory Fee (Note 2).....................................     58,682
 Administrative Fee (Note 2)..........................................     35,260
                                                                       ----------
  Total Expenses......................................................     93,942
                                                                       ----------
Net Investment Income.................................................    602,642
                                                                       ----------
Net Realized Loss on Investment Transactions..........................   (167,754)
Change in Net Unrealized Appreciation/Depreciation of Investments.....    711,405
                                                                       ----------
Net Gain on Investments...............................................    543,651
                                                                       ----------
Net Increase in Net Assets Resulting from Operations.................. $1,146,293
                                                                       ==========


                       See Notes to Financial Statements.

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                                       3
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                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended August 31,

                                                         2000          1999
                                                     ------------  ------------
Increase (Decrease) in Net Assets
Operations
 Net Investment Income.............................. $    602,642  $    820,522
 Net Realized Gain (Loss) on Investment
  Transactions......................................     (167,754)      502,177
 Change in Net Unrealized Appreciation/Depreciation
  of Investments ...................................      711,405    (1,977,128)
                                                     ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations..................................    1,146,293      (654,429)
                                                     ------------  ------------
Distributions to Shareholders
 From Net Investment Income.........................     (602,642)     (820,522)
                                                     ------------  ------------
Share Transactions
 Net Proceeds from Sales of Shares..................   10,651,038    45,396,394
 Reinvestment of Distributions......................      549,700       740,600
 Cost of Shares Redeemed............................  (12,792,513)  (59,085,077)
                                                     ------------  ------------
  Net Decrease in Net Assets Resulting from Share
   Transactions.....................................   (1,591,775)  (12,948,083)
                                                     ------------  ------------
  Total Decrease in Net Assets......................   (1,048,124)  (14,423,034)
Net Assets--Beginning of Year.......................   12,837,154    27,260,188
                                                     ------------  ------------
Net Assets--End of Year............................. $ 11,789,030  $ 12,837,154
                                                     ============  ============
Shares
 Sold...............................................    1,043,790     4,034,097
 Issued in Reinvestment of Distributions............       53,658        67,288
 Redeemed...........................................   (1,258,527)   (5,258,021)
                                                     ------------  ------------
  Net Decrease in Shares............................     (161,079)   (1,156,636)
                                                     ============  ============


                       See Notes to Financial Statements.

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                                       4

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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FINANCIAL HIGHLIGHTS

                                       For the Years Ended August 31,
                                   -------------------------------------------
                                    2000     1999     1998     1997     1996
                                   -------  -------  -------  -------  -------
Per Share Operating Performance:
 Net Asset Value--Beginning of
  Year ........................... $ 10.17  $ 11.27  $  9.92  $  9.39  $  9.89
                                   -------  -------  -------  -------  -------
 Income from Investment
  Operations:
  Net Investment Income ..........    0.52     0.50     0.53     0.55     0.56
  Net Realized and Unrealized Gain
   (Loss) on Investments .........    0.54    (1.10)    1.35     0.55    (0.50)
                                   -------  -------  -------  -------  -------
   Total from Investment
    Operations ...................    1.06    (0.60)    1.88     1.10     0.06
                                   -------  -------  -------  -------  -------
 Distributions to Shareholders:
  From Net Investment Income .....   (0.52)   (0.50)   (0.53)   (0.55)   (0.56)
  From Net Realized Gain .........     --       --       --     (0.02)     --
                                   -------  -------  -------  -------  -------
   Total Distributions............   (0.52)   (0.50)   (0.53)   (0.57)   (0.56)
                                   -------  -------  -------  -------  -------
 Net Increase (Decrease) in Net
  Asset Value ....................    0.54    (1.10)    1.35     0.53    (0.50)
                                   -------  -------  -------  -------  -------
 Net Asset Value--End of Year .... $ 10.71  $ 10.17  $ 11.27  $  9.92  $  9.39
                                   =======  =======  =======  =======  =======
Total Investment Return ..........  10.82%   (5.51)%  19.35%   11.94%    0.41%
Ratios to Average Net Assets:
 Expenses ........................   0.80%    0.80%    0.80%    0.80%    0.80%
 Net Investment Income ...........   5.12%    4.57%    4.98%    5.60%    5.59%
Supplementary Data:
 Portfolio Turnover Rate .........      9%      46%      49%      19%      95%
 Net Assets at End of Period (in
  thousands) ..................... $11,789  $12,837  $27,260  $15,212  $21,424
 Number of Shares Outstanding at
  End of Period (in thousands) ...   1,101    1,262    2,419    1,534    2,281

                       See Notes to Financial Statements.

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                                       5
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                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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NOTES TO FINANCIAL STATEMENTS
August 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

 The Rushmore Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund currently consists of one portfolio, the U.S. Government Bond Portfolio. On August 31, 2000, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

  (a) Securities of the U.S. Government Bond Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolio's securities in good faith.

  (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gain and loss from security transactions are computed on an identified cost basis.

  (c) Net investment income is computed and dividends are declared daily in the U.S. Government Bond Portfolio. Income dividends in this portfolio are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

  (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 Investment advisory and management services are provided by Money Management Associates (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.50% of the average daily net assets. Certain Officers and Directors of the Fund are affiliated with the Adviser.

 Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Funds assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.30% of the average daily net assets of the Fund. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at August 31, 2000.

3. AGREEMENT WITH FRIEDMAN BILLINGS RAMSEY GROUP, INC.

 On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

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                                       6

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of The Rushmore Fund, Inc.:

We have audited the accompanying statement of net assets of the U.S. Government Bond Portfolio of The Rushmore Fund, Inc. as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Government Bond Portfolio of The Rushmore Fund, Inc. as of August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
October 6, 2000

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                                                         The Rushmore Fund, Inc.


                                [photo of Mt. Rushmore appears here]

                                                            Annual Report






                                                                 August 31, 2000